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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2006 (Unaudited)

Shares			Value
COMMON STOCK: 104.6%
		Chemicals: 7.1%
36,200		Air Products & Chemicals, Inc.	$2,502,868
700	@, @@	Arkema	34,842
11,700		Ashland, Inc.	791,037
152,700		Dow Chemical Co.	6,109,527
12,900		Eastman Chemical Co.	766,002
27,900		Ecolab, Inc.	1,237,365
146,800		EI DuPont de Nemours & Co.	6,889,324
18,000		Hercules, Inc.	335,340
12,600		International Flavors & Fragrances, Inc.	593,586
88,700		Monsanto Co.	4,263,809
25,800		PPG Industries, Inc.	1,658,940
52,700		Praxair, Inc.	3,288,480
22,400		Rohm & Haas Co.	1,169,728
10,700		Sigma-Aldrich Corp.	814,377
			30,455,225
		Coal: 1.7%
49,400		Arch Coal, Inc.	1,773,460
74,600		Consol Energy, Inc.	2,738,566
64,300		Peabody Energy Corp.	2,958,443
			7,470,469
		Electric: 0.8%
107,900	@	Mirant Corp.	3,282,318
			3,282,318
		Energy - Alternate Sources: 0.3%
139,800	@	Evergreen Energy, Inc.	1,230,240
			1,230,240
		Engineering & Construction: 0.3%
24,000		McDermott International, Inc.	1,249,920
			1,249,920
		Forest Products & Paper: 1.5%
74,600		International Paper Co.	2,469,260
28,400		MeadWestvaco Corp.	837,800
16,800		Temple-Inland, Inc.	656,880
40,400		Weyerhaeuser Co.	2,613,072
			6,577,012
		Investment Companies: 0.1%
97,400	@, @@	Energy XXI Acquisition Corp., Ltd.	489,922
			489,922
		Iron/Steel: 1.9%
15,800		Allegheny Technologies, Inc.	1,416,470
10,700		Cleveland-Cliffs, Inc.	514,028
17,300	@@	Mittal Steel Co. NV	712,933
50,600		Nucor Corp.	3,028,410
33,900		United States Steel Corp.	2,535,381
			8,207,222
		Mining: 9.0%
27,200	@@	Agnico-Eagle Mines Ltd.	1,194,896
23,500	@@	Alcan, Inc.	1,130,585
141,700		Alcoa, Inc.	4,416,789
13,900	@@	BHP Billiton Ltd.	575,877
38,200	@@	Cameco Corp.	1,452,364
36,300	@@	Cia Vale do Rio Doce	1,007,688
226,700	@, @@	Eldorado Gold Corp.	1,290,268
17,200	@@	First Quantum Minerals Ltd.	900,927
64,000		Freeport-McMoRan Copper & Gold, Inc.	4,023,680
48,100	@, @@	Frontera Copper Corp.	200,057
40,200	@@	Gold Fields Ltd.	758,795
53,000	@@	GoldCorp, Inc.	1,652,010
87,400		Hecla Mining Co.	609,178
48,900	@, @@	Kinross Gold Corp.	612,717

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Mining (continued)
594,800	@@	Lihir Gold Ltd.	$1,445,979
81,300	@@	Major Drilling Group International	1,708,507
73,500		Newmont Mining Corp.	3,447,885
124,900	@, @@	Paladin Resources Ltd.	684,623
43,900		Phelps Dodge Corp.	5,399,700
64,300	@, @@	Randgold Resources Ltd.	1,475,042
2,800	@@	Rio Tinto PLC	600,852
192,200	@, @@	Shore Gold, Inc.	1,055,202
17,700	@@	Teck Cominco Ltd.	1,326,615
15,200		Vulcan Materials Co.	1,348,544
			38,318,780
		Oil & Gas: 65.4%
151,800		Anadarko Petroleum Corp.	7,492,848
110,500		Apache Corp.	7,727,265
43,200		Cabot Oil & Gas Corp.	2,684,016
288,600	@	Cano Petroleum, Inc.	1,370,850
116,300		Chesapeake Energy Corp.	3,957,689
524,800		Chevron Corp.	37,953,536
424,700		ConocoPhillips	28,582,310
24,400	@	Delta Petroleum Corp.	737,368
17,600	@	Denbury Resources, Inc.	516,560
113,900		Devon Energy Corp.	8,356,843
34,000		ENSCO International, Inc.	1,763,240
89,500		EOG Resources, Inc.	6,312,435
121,200	@	EXCO Resources, Inc.	1,779,216
908,100		ExxonMobil Corp.	69,751,161
87,300	@	GeoMet, Inc.	913,158
17,300	@@	GlobalSantaFe Corp.	1,038,000
41,800	@	Goodrich Petroleum Corp.	1,837,528
110,100		Hess Corp.	5,534,727
11,251		Hiland Holdings GP LP	267,211
11,400	@@	Lukoil ADR	1,021,585
104,200		Marathon Oil Corp.	9,834,396
63,100		Murphy Oil Corp.	3,425,068
103,000	@, @@	Nabors Industries Ltd.	3,477,280
90,800	@	Newfield Exploration Co.	4,519,116
45,600	@@	Noble Corp.	3,522,600
32,300	@@	OAO Gazprom	1,517,089
284,700		Occidental Petroleum Corp.	14,331,798
83,200	@	Parallel Petroleum Corp.	1,643,200
60,200	@	PetroHawk Energy Corp.	780,794
30,675	@@	Petroleo Brasileiro SA	2,888,051
53,400	@	Petroquest Energy, Inc.	669,636
69,100	@	Plains Exploration & Production Co.	3,253,228
36,000	@	Quicksilver Resources, Inc.	1,523,160
106,200		Rowan Cos., Inc.	3,825,324
48,870	@@	Royal Dutch Shell PLC	3,471,236
92,900		Southwestern Energy Co.	3,913,877
41,900		Sunoco, Inc.	2,855,904
34,300	@@	Total SA	2,451,078
72,400	@@	Transocean, Inc.	5,643,580
144,200		Valero Energy Corp.	7,941,094
171,000		XTO Energy, Inc.	8,652,600
			279,737,655
		Oil & Gas Services: 13.2%
98,800	@	Allis-Chalmers Energy, Inc.	2,084,680
82,700		Baker Hughes, Inc.	6,072,661
99,900		BJ Services Co.	3,373,623
21,800	@	FMC Technologies, Inc.	1,308,218
33,500	@	Grant Prideco, Inc.	1,467,970
245,300		Halliburton Co.	8,276,423
29,800	@	Hercules Offshore, Inc.	1,015,286
130,800	@	Key Energy Services, Inc.	2,014,320
67,200	@	National Oilwell Varco, Inc.	4,469,472
249,500	@@	Schlumberger Ltd.	17,085,760
37,500		Smith International, Inc.	1,588,500
51,400	@	Superior Energy Services	1,674,098

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
131,500	@, @@	Weatherford International Ltd.	$5,905,665
			56,336,676
		Packaging & Containers: 0.6%
16,700		Ball Corp.	714,092
16,200		Bemis Co.	552,906
21,700	@	Pactiv Corp.	747,565
12,600		Sealed Air Corp.	749,826
			2,764,389
		Pipelines: 2.7%
226,000		El Paso Corp.	3,299,600
32,700		Kinder Morgan, Inc.	3,431,865
168,600		Williams Cos., Inc.	4,680,336
			11,411,801
		Total Common Stock
		(Cost $418,295,029)	447,531,629

No. of Contracts		Value
PUT OPTIONS: 0.0%
230,600	European Style Put Option
	Basic Industries Select Sector Index
	Strike Price 326.52 Expires 12/15/06	$4,612
10,900	European Style Put Option
	Basic Industries Select Sector Index
	Strike Price 332.99 Expires 12/15/06	763
563,400	European Style Put Option
	Energy Select Sector Index
	Strike Price 534.64 Expires 12/15/06	50,706
26,200	European Style Put Option
	Energy Select Sector Index
	Strike Price 553.00 Expires 12/15/06	9,956

	Total Put Options
	(Cost $6,018,285)	66,037

	Total Long-Term Investments
	(Cost $424,313,314)	447,597,666

Principal				Value
SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
$1,332,000		Goldman Sachs Repurchase Agreement dated 11/30/06, 5.280%, due 12/01/06, $1,332,195 to be received upon repurchase (Collateralized by $1,320,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $1,359,194, due 06/15/08)		$1,332,000

		Total Short-Term Investments
		(Cost $1,332,000)		1,332,000

		Total Investments in Securities
		(Cost $425,645,314)*	104.9%	$448,929,666
		Other Assets and Liabilities - Net	(4.9)	(20,887,142)
		Net Assets	100.0%	$428,042,524

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,668,653
		Gross Unrealized Depreciation		(7,384,301)
		Net Unrealized Appreciation		$23,284,352

ING Risk Managed Natural Resources Written Options Outstanding as of November 30, 2006:

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium Received Net of Commissions	Value

European Style Call - Basic Industries Select Sector Index	$343.71	12/15/06	161,400	$1,420,159	$(2,685,696)
European Style Call - Basic Industries Select Sector Index	350.52	12/15/06	7,600	47,419	(81,852)
European Style Call - Energy Select Sector Index	562.78	12/15/06	394,400	8,123,733	(17,937,312)
European Style Call - Energy Select Sector Index	582.10	12/15/06	18,400	294,543	(522,744)

				$9,885,854	$(21,227,604)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2007